Expense Example - FidelitySeriesIntrinsicOpportunitiesFund-PRO - FidelitySeriesIntrinsicOpportunitiesFund-PRO - Fidelity Series Intrinsic Opportunities Fund - Fidelity Series Intrinsic Opportunities Fund
Sep. 28, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none